UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)   (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1.      REPORTS TO STOCKHOLDERS.
Annual Report 2017
For the period from November 16, 2016 (Commencement of Operations) through June 30, 2017

Ultra Short Prime Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Ultra Short Prime Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Ultra Short Prime Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following additional risks: Counter-Party Risk, Credit Risk, Income Risk, Interest Rate Risk, Industry Concentration Risk, Liquidity Risk, Manager Risk, Market Risk, Money Market Risk, Municipal Securities Risk, Political Risk, Pre-Payment Risk, Spread Risk, and U.S. Government Obligations Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about August 30, 2017.

For More Information on the Ultra Short Prime Fund:

See Our Web site @ govpartnersfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders of the Fund:
In the first half of 2017 the Ultra Short Prime Fund invested in a high quality diversified portfolio of short-term agencies, corporate bonds, commercial paper, supranational securities, bank notes and Yankee CDs under the prospectus guidelines and meeting the requirements of California Government Code.

The Fund has maintained a short duration profile relative the Bank of America Merrill Lynch 6-month Treasury-Bill Index (the "Index"). There were several contributing factors, including investor inflows and outflows, striving to preserve a stable NAV in light of an increasingly hawkish Fed, security availability, and a flat yield curve that rendered one-year investments less attractive relative to their shorter-term counterparts given the higher interest rate risk associated with longer-term securities.

The Fund performed in line with the Index with a total return of 0.36% for the last six months, and underperformed the Index slightly by 0.01% in the one month and three month periods, and by 0.03% since the Fund's inception in November 2016.

The Federal Reserve hiked short-term interest rates twice in the first half of 2017; on March 15 followed by a second hike on June 14 to bring the fed funds target range to 1.00-1.25%. The market has placed a 50% probability of an additional rate hike in December. The Fed is still targeting a 3.00% terminal fed funds rate in the longer term, although fixed income markets have diverged from that expectation with the 2-year treasury yielding only 1.38% as of 6/30/17.

3-Month US-Dollar LIBOR started the year at approximately 1.00% and by the end of June had climbed to almost 1.30%. Credit spreads have tightened, effectively decreasing the difference in yield between credit products and the risk-free rate over the first half of the year, however the nominal increases in short-term interest rates have boosted overall yield levels in the market, putting some pressure on mark-to-market prices of short duration fixed income securities. As the portfolio has become more seasoned it has opportunistically reinvested at higher overall yields as new investors contributed to the Fund in Q2 2017 and with proceeds from maturing securities.

Inflation remains comfortably below the Fed's 2.00% target with its primary gauge for price measurement, Core Personal Consumption Expenditures, coming in at 1.5% for June 2017 after peaking at the beginning of the year. Headline employment has been strong at 4.4% for the June 2017, ticking up by 0.01% from May due to a slightly higher participation rate.  GDP got off to a slow start to the year at 1.4% for Q1 2017, but expectations are for a pickup later in the year to 2-2.5% growth for the remainder of 2017.

Sincerely,
Martin Cassell, CFA
CEO, Chief Investment Officer
Chandler Asset Management

Source: Bloomberg
(RCUSP0817001)

Ultra Short Prime Fund

Performance Update
(Unaudited)

For the period from November 16, 2016 (Commencement of Operations) through June 30, 2017

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on November 16, 2016 (Date of Initial Public Investment). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Sirius S&P Strategic Large-Cap Allocation Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Net
As of	Since	Inception	Expense
June 30, 2017	Inception	Date	Ratio*
Ultra Short Prime Fund	0.43%	11/16/16	0.164%
Bank of America Merrill Lynch 6-month
Treasury Bill Index	0.46%	N/A	N/A

* The net expense ratio shown is from the Fund's most recent Financial Highlights.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Ultra Short Prime Fund

Schedule of Investments

As of June 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 17.41%
Bank of America N.A.	$250,000	1.350%	8/30/2017	$250,070
Bank of Montreal - Chicago Branch	850,000	1.190%	8/16/2017	849,915
Bank of Nova Scotia - Houston Branch	300,000	1.140%	8/4/2017	299,970
Bank of Nova Scotia - Houston Branch	250,000	1.350%	9/27/2017	250,042
Bank of Nova Scotia	300,000	1.560%	11/6/2017	300,459
Citibank, N.A.	200,000	1.160%	7/7/2017	200,001
Citibank, N.A.	220,000	1.300%	7/7/2017	220,006
Citibank, N.A.	250,000	1.250%	7/21/2017	250,011
Nordea Bank Finland PLC	875,000	1.350%	9/8/2017	875,215
Royal Bank of Canada	350,000	1.310%	10/19/2017	350,022
Svenska Handelsbanken	250,000	1.205%	9/1/2017	249,998
Svenska Handelsbanken	600,000	1.175%	10/2/2017	599,887
Toronto-Dominion Bank	350,000	1.200%	7/13/2017	349,998
Toronto-Dominion Bank	275,000	1.210%	9/27/2017	274,977
Westpac Banking Corporation	250,000	1.360%	10/3/2017	250,112
Westpac Banking Corporation	250,000	1.520%	1/12/2018	250,299
Westpac Banking Corporation	375,000	1.490%	2/23/2018	375,346

Total Certificates of Deposit (Cost $6,196,440)				6,196,328

COMMERCIAL PAPER - 27.85%
American Honda Finance Corp.	260,000	0.000%	7/5/2017	259,960
American Honda Finance Corp.	250,000	0.000%	7/21/2017	249,838
American Honda Finance Corp.	200,000	0.000%	7/25/2017	199,845
Apple, Inc.	500,000	0.000%	9/25/2017	498,626
Bank Tokyo-Mitsubishi Ltd.	250,000	0.000%	7/10/2017	249,918
Bank Tokyo-Mitsubishi Ltd.	220,000	0.000%	7/17/2017	219,876
Bank Tokyo-Mitsubishi Ltd.	240,000	0.000%	8/29/2017	239,512
Caterpillar Financial Services	450,000	0.000%	7/5/2017	449,919
Caterpillar Financial Services	250,000	0.000%	7/12/2017	249,891
Coca Cola Co.	350,000	0.000%	7/14/2017	349,853
Coca Cola Co.	250,000	0.000%	7/26/2017	249,804
Cooperatieve Rabobank	250,000	0.000%	9/5/2017	249,421
Cooperatieve Rabobank	300,000	0.000%	12/22/2017	298,042
Cooperatieve Rabobank	325,000	0.000%	12/27/2017	322,806
GE Capital Treasury LLC	450,000	0.000%	10/4/2017	448,618
GE Capital Treasury LLC	300,000	0.000%	11/29/2017	298,451
GE Capital Treasury LLC	125,000	0.000%	12/18/2017	124,255
JP Morgan Securities LLC	270,000	0.000%	12/22/2017	268,214
JP Morgan Securities LLC	240,000	0.000%	1/23/2018	238,068
JP Morgan Securities LLC	200,000	0.000%	2/1/2018	198,308
Metlife Short-Term Funding LLC	250,000	0.000%	7/28/2017	249,766
Metlife Short-Term Funding LLC	625,000	0.000%	12/4/2017	621,241

				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued

As of June 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

COMMERCIAL PAPER - Continued
Paccar Financial Corp.	$290,000	0.000%	7/11/2017	$289,898
Paccar Financial Corp.	220,000	0.000%	7/21/2017	219,850
Paccar Financial Corp.	200,000	0.000%	7/31/2017	199,797
Pfizer, Inc.	600,000	0.000%	7/12/2017	599,785
Pricoa Short-Term Funding LLC	250,000	0.000%	7/5/2017	249,960
Simon Property Group LP	700,000	0.000%	9/19/2017	698,077
Toronto-Dominion Holdings USA, Inc.	250,000	0.000%	10/5/2017	249,160
Toyota Motor Credit Corporation	250,000	0.000%	11/27/2017	248,708
Toyota Motor Credit Corporation	350,000	0.000%	12/29/2017	347,519
Toyota Motor Credit Corporation	275,000	0.000%	1/19/2018	272,790

Total Commerical Paper (Cost $9,910,856)				9,909,776

CORPORATE BONDS - 30.72%
Air Products & Chemicals, Inc.	460,000	1.200%	10/15/2017	459,650
Berkshire Hathaway, Inc.	850,000	1.550%	2/9/2018	851,378
Chevron Corp.	875,000	1.345%	11/15/2017	874,799
HSBC USA, Inc.	700,000	1.500%	11/13/2017	700,112
Intel Corp.	700,000	1.350%	12/15/2017	699,934
Inter-American Development Bank	300,000	0.875%	3/15/2018	296,913
International Finance Corp.	600,000	2.125%	11/17/2017	601,957
John Deere Capital Corp.	350,000	1.550%	12/15/2017	350,254
John Deere Capital Corp.	350,000	1.350%	1/16/2018	349,794
Johnson & Johnson	300,000	5.550%	8/15/2017	301,401
Oracle Corp.	700,000	1.200%	10/15/2017	699,721
PNC Bank N.A.	700,000	1.500%	2/23/2018	699,835
Praxair, Inc.	100,000	1.050%	11/7/2017	99,850
The Bank of New York Mellon Corp.	330,000	1.300%	1/25/2018	329,767
The Bank of New York Mellon Corp.	375,000	1.350%	3/6/2018	374,599
The Charles Schwab Corp.	200,000	6.375%	9/1/2017	201,469
The Charles Schwab Corp.	500,000	1.500%	3/10/2018	500,060
United Parcel Service, Inc.	575,000	1.125%	10/1/2017	574,474
UnitedHealth Group, Inc.	710,000	1.400%	10/15/2017	709,830
US Bank N.A.	250,000	1.428%	9/11/2017	250,034
US Bank N.A.	288,000	1.450%	12/29/2017	288,041
Visa, Inc.	717,000	1.200%	12/14/2017	716,764

Total Corporate Bonds (Cost $10,936,627)				10,930,636

FEDERAL AGENCY OBLIGATIONS - 19.32%
Federal Home Loan Bank Discount Notes	1,000,000	0.000%	9/5/2017	998,169
Federal Home Loan Bank Discount Notes	1,900,000	0.000%	7/6/2017	1,899,842
Federal Home Loan Bank Discount Notes	1,000,000	0.000%	7/12/2017	999,750
Federal Home Loan Bank Discount Notes	1,000,000	0.000%	7/28/2017	999,306
Federal Home Loan Bank Discount Notes	1,300,000	0.000%	7/5/2017	1,299,927
Freddie Mac Discount Notes	678,000	0.000%	8/31/2017	676,866

Total Federal Agency Obligations (Cost $6,873,632)				6,873,860
				(Continued)

Ultra Short Prime Fund

Schedule of Investments - Continued

As of June 30, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

ASSET-BACKED SECURITY - 0.34%
John Deere Owner Trust	$121,294	0.880%	3/15/2018	$121,264

Total Asset-Backed Security (Cost $121,294)				121,264

SUPRANATIONAL AGENCY OBLIGATIONS - 3.46%
Inter-American Development Bank	349,000	1.000%	7/14/2017	348,987
International Bank for Reconstruction
& Development	631,000	1.125%	7/18/2017	630,979
International Bank for Reconstruction
& Development	250,000	1.000%	11/15/2017	249,804

Total Supranational Agency Obligations (Cost $1,229,940)				1,229,770

SHORT-TERM INVESTMENT - 1.64%			Shares
§	BlackRock Liquidity Funds T-Fund Portfolio, 0.86%		583,268	583,268

Total Short-Term Investment (Cost $583,268)				583,268

Total Value of Investments (Cost $35,852,057) - 100.74%				$35,844,902

Liabilities in Excess of Other Assets - (0.74)%				(261,518)

Net Assets - 100%				$35,583,384

§ Represents 7 day effective yield

Summary of Investments
		% of Net
		Assets	Value
Certificates of Deposit		17.41%	$6,196,328
Commercial Paper		27.85%	9,909,776
Corporate Bonds		30.72%	10,930,636
Federal Agency Obligations		19.32%	6,873,860
Asset-Backed Security		0.34%	121,264
Supranational Agency Obligations		3.46%	1,229,770
Short-Term Investment		1.64%	583,268
Liabilities in Excess of Other Assets		-0.74%	(261,518)
Total Net Assets		100.00%	$35,583,384

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Assets and Liabilities

As of June 30, 2017

Assets:
Investments, at value (cost $35,852,057)	$35,844,902
Receivables:
Due from advisor	45,764
Interest	95,624
Prepaid expenses:
Compliance fees	15,227
Insurance fees	775
Registration and filing expenses	644

Total assets	36,002,936

Liabilities:
Payables:
Distributions	30,954
Investments purchased	376,404
Accrued expenses:
Professional fees	10,400
Fund accounting fees	926
Administration fees	868

Total liabilities	419,552

Total Net Assets	$35,583,384

Net Assets Consist of:
Paid in Capital	$35,590,201
Undistributed net investment income	333
Accumulated net realized gain on investments	5
Net unrealized depreciation on investment transactions	(7,155)

Total Net Assets	$35,583,384
Shares Outstanding, no par value (unlimited authorized shares)	35,590,201
Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Operations

For the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017

Investment Income:
Interest	$148,843

Total Investment Income	148,843

Expenses:
Advisory fees (note 2)	15,088
Professional fees	14,945
Fund accounting fees (note 2)	14,926
Administration fees (note 2)	14,925
Trustee fees and meeting expenses	12,500
Compliance fees (note 2)	10,573
Transfer agent fees (note 2)	1,480
Custody and banking fees (note 2)	1,349
Insurance fees	1,244
Registration and filing expenses	1,244
Shareholder fulfillment expenses	304
Security pricing fees	87

Total Expenses	88,665

Expenses waived by Advisor (note 2)	(15,088)
Expenses reimbursed by Advisor (note 2)	(27,533)
Expenses reimbursed by Administrator (note 2)	(18,356)

Net Expenses	27,688

Net Investment Income	121,155

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	333
Capital gain distributions from underlying funds	5
Net change in unrealized depreciation on investments	(7,155)

Net Realized and Unrealized Gain on Investments	(6,817)

Net Increase in Net Assets Resulting from Operations	$114,338

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Changes in Net Assets

For fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017

Operations:
Net investment income	$121,155
Net realized gain from investment transactions	333
Capital gain distributions from underlying funds	5
Net change in unrealized depreciation on investments	(7,155)

Net Increase in Net Assets Resulting from Operations	114,338

Distributions to Shareholders From:
Net investment income	(121,155)

Increase from Beneficial Interest Transactions	(121,155)

Beneficial Interest Transactions:
Shares sold	109,500,010
Reinvested dividends and distributions	90,201
Shares repurchased	(74,000,010)

Increase from Beneficial Interest Transactions	35,590,201

Net Increase in Net Assets	35,583,384

Net Assets:
Beginning of period	-
End of period	$35,583,384

Accumulated Earnings	$338

Share Information:
Shares Sold	109,500,010
Reinvested dividends and distributions	90,201
Shares Repurchased	(74,000,010)
Net Increase in Shares of Beneficial Interest	35,590,201

See Notes to Financial Statements

Ultra Short Prime Fund

Financial Highlights

For a share outstanding during the fiscal period from
November 16, 2016 (Commencement of Operations) through June 30, 2017

Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations
Net investment income	0.00
Net realized and unrealized gain on investments	0.00	(d)

Total from Investment Operations	0.00

Distributions to Shareholders
From net investment income	(0.00)	(d)

Total from Distributions to Shareholders	(0.00)

Net Asset Value, End of Period	$1.00

Total Return	0.43%	(b)

Net Assets, End of Period (in thousands)	$35,583

Ratios of:
Gross Expenses to Average Net Assets (c)	0.526%	(a)
Net Expenses to Average Net Assets (c)	0.164%	(a)
Net Investment Income to Average Net Assets	0.719%	(a)

Portfolio turnover rate	3.91%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Less than $0.01 per share.

See Notes to Financial Statements

Ultra Short Prime Fund

Notes to Financial Statements

1.      Organization and Significant Accounting Policies

The Ultra Short Prime Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust, originally the Hanna Investment Trust, was organized as a Delaware statutory trust on July 30, 2010.  The Hanna Investment Trust was subsequently named the Vertical Capital Investors Trust on February 7, 2014.   The current name of the Trust, known as the Leeward Investment Trust, was effective on July 1, 2015.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund commenced operations on November 16, 2016. The investment objective of the Fund is to provide capital preservation, a high degree of liquidity, and a high level of current income.  The Fund seeks to achieve its investment objective by investing in a diversified group of high quality fixed income instruments and other short-term obligations denominated in U.S. dollars, including but not limited to certificates of deposit, banker's acceptances, commercial paper, corporate bonds or notes, municipal securities, supranational securities, and repurchase agreements.  Chandler Asset Management, Inc. (the "Advisor") will target investing in securities with remaining maturities of 397 days or less.  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in securities with maturities in excess of 397 days.  At least 80% of the Fund's assets will be invested in government plus corporate fixed income debt rated A/A1 or better under normal economic conditions.
Shares in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of the Securities Act of 1933.  All investments in the Fund are made without a sales load.  Investment in the Fund may only be made by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions; other investment companies; or certain other entities which are "accredited investors," as that term is defined under the Securities Act of 1933.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Certificates of Deposit	$6,196,328	$-	$6,196,328	$-
Commercial Paper	9,909,776	-	9,909,776	-
Corporate Bonds	10,930,636	-	10,930,636	-
Federal Agency Obligations	6,873,860	-	6,873,860	-
Asset-Backed Security	121,264	-	121,264	-
Supranational Agency Obligations	1,229,770	-	1,229,770	-
Short-Term Investment	583,268	583,268	-	-
Total Assets	$35,844,902	$583,268	$35,261,634	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended June 30, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.09% of the Fund's average daily net assets on the first $500 million and 0.06% of the Fund's average daily net assets for assets over $500 million.  For the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017, $15,088 in advisory fees were incurred by the Fund, of which $15,088 was waived by the Advisor and $45,889 was reimbursed to the Fund by the Advisor and the Administrator.

The Advisor and the Administrator have entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.165% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until October 31, 2017.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.   The Advisor is responsible for 60% of any amount in excess of the Expense Limitation of 0.165% of the Fund, and the Administrator is responsible for 40% of any amount in excess of the Expense Limitation of 0.165% of the Fund.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company ("the Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.

A breakdown of these fees is provided in the following table.

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All asset levels	0.03%	All asset levels	0.75%	$2,000	0.02%	$150 per state
		*Minimum monthly fees of $2,000 for Administration.

The Fund incurred $14,925 in administration fees, $14,926 in fund accounting fees, and $1,349 in custody fees for the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017.

Compliance Services
Barge Consulting, LLC provides services as the Trust's Chief Compliance Officer.  Barge Consulting, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.      Purchases and Sales of Investment Securities

For the fiscal period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$191,526,051	$ 677,962
There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended June 30, 2017.

4.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns and, during the open period ended June 30, 2017, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period from November 16, 2016 (Commencement of Operations) through June 30, 2017, the Fund did not incur any interest or penalties.

Distributions during the period ended were characterized for tax purposes as follows:

June 30, 2017
Ordinary Income	$ 121,155

For the fiscal period ended June 30, 2017, the following reclassifications were made:

Undistributed Net Investment Income	$ 333
Accumulated Net Realized Gain	(333)

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

At June 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$35,852,057

Gross Unrealized Appreciation	$1,226
Gross Unrealized Depreciation	(8,381)
Net Unrealized Depreciation	$(7,155)

Undistributed Ordinary Income	333
Undistributed Long-Term Gains	5

Accumulated Deficit	$(6,817)

5.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

6.      New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized enhanced disclosures, particularly related to derivatives, in investment company financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods ending after August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund's financial statements and related disclosures.

7.      Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

8.      Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions
Per share distributions during the subsequent period for record date July 28, 2017 and pay date July 31, 2017 were as follows:

July 31, 2017
Ordinary Income	$ 29,058

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
Ultra Short Prime Fund

We have audited the accompanying statement of assets and liabilities of the (the "Fund"), including the schedule of investments, as of June 30, 2017, and the related statements of operations, the statements of changes in net assets and the financial highlights for fiscal period from November 15, 2016 (Commencement of Operations) to June 30, 2017. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the as of June 30, 2017, the results of its operations and its changes in its net assets, its cash flow and the financial highlights for fiscal period from November 15, 2016 (Commencement of Operations) to June 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

BrookWeiner L.L.C.
Chicago, Illinois
August 23, 2017

Ultra Short Prime Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended June 30, 2017.

During the fiscal period, the Fund paid $121,155 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,003.00	$0.82
	$1,000.00	$1,023.98	$0.83
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.165%, for the period, multiplied by 181/365 (to reflect the six month period).

5.     Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $6,250 during the fiscal period ended June 30, 2017 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Theo H. Pitt, Jr. Date of Birth: 04/1936	Chairman and Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	1
Independent Trustee of World Funds Trust for its forty nine series, Chesapeake Investment Trust, previously known as Gardner Lewis Investment Trust, for its one series, Starboard Investment Trust for its sixteen series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Thomas R. Galloway Date of Birth: 10/1963	Independent Trustee	Since 3/16	Independent investor since 2012; Previously, Bank Loan Analyst at WAMCO from 2000 to 2012.	2	Independent Trustee and Chairman of Spinnaker ETF Trust for its three series; Independent Trustee for Prophecy Alpha Fund I, a closed-end interval fund (all registered investment companies).
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President	Since 06/15	EVP of The Nottingham Company since 2008.	n/a	n/a

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Ashley E. Harris Date of Birth: 03/1984	Treasurer and Assistant Secretary	Since 06/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Matthew J. Beck Date of Birth: 06/1988	Secretary	Since 06/15	General Counsel of The Nottingham Company since 2014.	n/a	n/a
Marvin H. Barge Date of Birth: 06/1965	Chief Compliance Officer	Since 8/16	Compliance Consultant with Barge Consulting, LLC	n/a	n/a

Ultra Short Prime Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Chandler Asset Management, Inc.
116 South Franklin Street	6225 Lusk Boulevard
Post Office Drawer 4365	San Diego, California 92121
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-317-4747

World Wide Web @:	World Wide Web @:

ncfunds.com	chandlerasset.com

Item 2.	CODE OF ETHICS.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the fiscal year ended June 30, 2017 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Brookweiner, L.L.C. ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2017
Ultra Short Prime Fund	$8,400

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended June 30, 2017 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the fiscal year ended June 30, 2017 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2017
Ultra Short Prime Fund	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended June 30, 2017 were $8,400 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Leeward Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 31, 2017	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: August 31, 2017	Katherine M. Honey President and Principal Executive Officer Ultra Short Prime Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: August 31, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Ultra Short Prime Fund